CONTRIBUTIONS AND WITHDRAWALS (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Contribution [Line Items]
Vesting percentage per year	20.00%
Vesting percentage	100.00%
Vesting period	5 years
Forfeited nonvested account, decrease from employer contribution	$ 26,590	$ 66,982
Forfeited nonvested account	127,191	$ 122,100
Involuntary cash-out limit	$ 7,000